NOTE 1 - NATURE OF BUSINESS (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
NOTE 1 - NATURE OF BUSINESS

NOTE 1 - NATURE OF BUSINESS

The Company was formed under the laws of the state of California on February 15, 2012, under the name Afriwealth, LLC. In April 2014, the company decided by the vote of its management and majority shareholder to convert to a C corporation with authorization to issue 1,000,000,000 shares of common stocks. In June of 2014, the company changed its business name to AMERICAN RENAISSANCE CAPITAL, INC.

American Renaissance Capital, Inc. (hereinafter the “Company”) has limited operations and is developing a business plan to focus on business process improvement and owning and holding investments in community-anchored real estate, properties and businesses in California and US. The company’s business plan focuses on (1) acquiring, rehabilitating and reutilizing dilapidated or abandoned properties; (2) acquiring and restructuring troubled businesses; (3) socially conscious venture capital activities; (4) opportunistic private equity activities; (5) job-creating and community-empowering investments; and (6) general business-process-improvement through partnerships, mergers and acquisitions, (re)capitalizations and investments. The social goals of the Company’s businesses and investments are to build healthier and stronger communities by financially empowering communities, individuals, and families through education, job-opportunities, credits, and wealth-accumulation strategies that help employees and stakeholders to impact lives in the communities while helping stakeholder to build prosperous and sustainable communities. The Company is based in Los Angeles, California. To date, the Company’s business activities have been limited to organizational matters, research of public and private available-for-sale community-based businesses, and raising capital. The Company is considered a development stage company and has not yet realized any revenues from its planned operations.

The Company has incurred losses in all periods since its inception and expects to continue to incur additional losses for the foreseeable future. As of December 31, 2013, the Company had an accumulated deficit of $11,295.